Capital and financial risk management - Liquidity risk - Maturity profile for derivative financial liabilities (Details) - Liquidity risk - EUR (€) € in Millions	Mar. 31, 2023	Mar. 31, 2022
Financial derivatives
Financial derivatives, payable	€ (68,352)	€ (60,321)
Financial derivatives, receivable	76,857	69,159
Financial derivatives	8,505	8,838
Effect of discount/financing rates	(3,803)	(5,884)
Financial derivative net receivable/(payable)	4,702	2,954
Not later than one year [Member]
Financial derivatives
Financial derivatives, payable	(17,845)	(12,671)
Financial derivatives, receivable	18,527	13,470
Financial derivatives	682	799
Later than one year and not later than two years [Member]
Financial derivatives
Financial derivatives, payable	(3,534)	(5,897)
Financial derivatives, receivable	4,055	6,399
Financial derivatives	521	502
Later than two years and not later than three years [Member]
Financial derivatives
Financial derivatives, payable	(4,028)	(2,584)
Financial derivatives, receivable	4,441	3,158
Financial derivatives	413	574
Later than three years and not later than four years [Member]
Financial derivatives
Financial derivatives, payable	(2,186)	(3,373)
Financial derivatives, receivable	2,567	3,864
Financial derivatives	381	491
Later than four years and not later than five years [Member]
Financial derivatives
Financial derivatives, payable	(2,265)	(1,699)
Financial derivatives, receivable	2,681	2,139
Financial derivatives	416	440
Later than five years [Member]
Financial derivatives
Financial derivatives, payable	(38,494)	(34,097)
Financial derivatives, receivable	44,586	40,129
Financial derivatives	€ 6,092	€ 6,032